Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents, and Short-Term Investments	$ 28,909		$ 36,523
Retained Earnings (Accumulated Deficit)	(347,854)		(337,635)	$ (250,509)
Net Income (Loss) Attributable to Parent	(10,219)	$ (26,265)	(87,126)	(98,714)
Net Cash Provided by (Used in) Operating Activities	$ (7,885)	$ (17,195)	$ (50,725)	$ (71,649)
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001